Vessels, Port Terminals and Other Fixed Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Cost
Property Plant And Equipment [Line Items]
Balance December 31, 2013	$ 2,233,353
Additions	110,753
Write-off	(211)
Balance June 30, 2014	2,343,895
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance December 31, 2013	(424,498)
Additions	(44,250)
Write-off	144
Balance June 30, 2014	(468,604)
Net Book Value
Property Plant And Equipment [Line Items]
Balance December 31, 2013	1,808,855
Additions	66,503
Write-off	(67)
Balance June 30, 2014	$ 1,875,291